As filed with the Securities and Exchange Commission on
   September 30    , 1997
Securities Act File No. 33-27352
Investment Company Act File No. 811-5780


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
	   X

	Pre-Effective Amendment No. ____

	Post-Effective Amendment No.     19     	   X

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
	   X

	Amendment No.      22

ENDEAVOR SERIES TRUST
(Exact Name of Registrant as Specified in Charter)
2101 East Coast Highway, Suite 300
         Corona del Mar, California 92625
(Address of Principal Executive Offices)  (Zip Code)
Registrant's Telephone Number, including Area Code: (800) 854-8393 James R. McInnis
President
Endeavor Series Trust
2101 East Coast Highway, Suite 300, Corona del Mar, California
92625
(Name and Address of Agent for Service)
Copies to:
Robert N. Hickey, Esq.
Sullivan & Worcester LLP
1025 Connecticut Avenue, N.W., Washington, D.C. 20036


It is proposed that this filing will become effective:

		immediately upon filing pursuant to paragraph (b)
		on ______________ pursuant to paragraph (b)
		60 days after filing pursuant to paragraph (a)(1)
		on ______________ pursuant to paragraph (a)(1)
		75 days after filing pursuant to paragraph (a)(2)
  X		on January 2, 1998 pursuant to paragraph (a)(2) of
Rule 485
		This post-effective amendment designates a new
effective date for a previously filed post-effective amendment




   The Registrant has previously filed a declaration of indefinite registration of shares of beneficial interest of its Montgomery Select 50 Portfolio, TCW Money Market Portfolio, TCW Managed Asset Allocation Portfolio, T. Rowe Price International Stock Portfolio, Value Equity Portfolio, Dreyfus Small Cap Value Portfolio, Dreyfus U.S. Government Securities, T. Rowe Price Equity Income Portfolio,
T. Rowe Price Growth Stock Portfolio Opportunity Value Portfolio and Enhanced Index Portfolio pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, (the "1940 Act"). Registrant's Rule 24f-2 Notice, on behalf of its TCW Money Market Portfolio, TCW Managed Asset Allocation Portfolio, T. Rowe Price International Stock Portfolio, Value Equity Portfolio, Dreyfus Small Cap Value Portfolio, Dreyfus U.S. Government Securities Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Growth Stock Portfolio and Opportunity Value Portfolio (Enhanced Index Portfolio did not commence operations until May 2, 1997), for the fiscal year ended December 31, 1996 was filed on February 27, 1997.









ENDEAVOR SERIES TRUST
Registration Statement on Form N-1A
CROSS REFERENCE SHEET
PURSUANT TO RULE 495(a)
under the Securities Act of 1933

PART A

   Prospectus for Montgomery Select 50 is incorporated by reference to Post-Effective Amendment No. 18, as filed with the Securities and Exchange Commission (the "SEC") on July 18, 1997 as Accession #0000908737-97-000258.


PART B

   Statement of Additional Information is incorporated by reference to Post-Effective Amendment No. 18, as filed with the SEC on July 18, 1997 as Accession #0000908737-97-000258.

PART C

   Other Information including all financial statements and exhibits are incorporated by reference to Post-Effective Amendment No. 18, as filed with the SEC on July 18, 1997 as Accession
#0000908737-97-000258.

   Post-Effective Amendment No. 19 to the Registrant's
Registration Statement on Form N-1A relates only to the Prospectus of the Montgomery Select 50 Portfolio and has no effect on the Prospectus and Statement of Additional Information dated May 1,
1997 for the existing series of Endeavor Series Trust.





SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, ENDEAVOR SERIES TRUST, has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Corona del Mar, State of California, on the 30th day of September, 1997.

ENDEAVOR SERIES TRUST


By:	/s/James R. McInnis*
	James R. McInnis
	President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date


/s/James R. McInnis*	President	September 30, 1997
James R. McInnis	(Principal executive officer)

/s/Michael J. Roland*	Chief Financial Officer 	September
30, 1997
Michael J. Roland	(Treasurer) (principal financial
	and accounting officer)

/s/Vincent J. McGuinness*	Trustee	September 30, 1997
Vincent J. McGuinness

/s/Timothy A. Devine*	Trustee	September 30, 1997
Timothy A. Devine

/s/Thomas J. Hawekotte, Esq.*	Trustee	September 30, 1997
Thomas J. Hawekotte, Esq.

/s/Steven L. Klosterman*	Trustee	September 30, 1997
Steven L. Klosterman

/s/Halbert D. Lindquist*	Trustee	September 30, 1997
Halbert D. Lindquist

/s/R. Daniel Olmstead, Jr.*	Trustee	September 30, 1997
R. Daniel Olmstead, Jr.


* By:	/s/ Robert N. Hickey
	Robert N. Hickey
	Attorney-in-fact



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